Interest in Other Entities (Details) - Schedule of statement of financial position - Jeffs’ Brands Ltd.[Member] $ in Thousands	Dec. 31, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets	$ 2,022
Non-current assets	5,390
Current liabilities	2,211
Non-current liabilities	3,948
Equity	$ 1,253